Combined Prospectus	Dec. 08, 2025 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Form Type	F-10
File Number	333-271953
Initial Effective Date	May 16, 2023
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	First Preferred Shares
Form Type	F-10
File Number	333-271953
Initial Effective Date	May 16, 2023
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants
Form Type	F-10
File Number	333-271953
Initial Effective Date	May 16, 2023
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Subscription Receipts
Form Type	F-10
File Number	333-271953
Initial Effective Date	May 16, 2023
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	F-10
File Number	333-271953
Initial Effective Date	May 16, 2023
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units
Form Type	F-10
File Number	333-271953
Initial Effective Date	May 16, 2023
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 2,000,000,000.00
Form Type	F-10
File Number	333-271953
Initial Effective Date	May 16, 2023
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the Registrant's registration statement on Form F-10 (File No. 333-271953), which became effective on May 16, 2023 (the "Prior Registration Statement"), relating to such indeterminate number of common shares, first preferred shares, warrants, subscription receipts, debt securities and units of the Registrant as shall have an aggregate initial offering price not to exceed US$2,000,000,000 (or its equivalent in any other currency used to denominate the securities), of which US$2,000,000,000 remains unsold under the Prior Registration Statement. There may be offered and sold under the combined prospectus such indeterminate number of common shares, first preferred shares, warrants, subscription receipts, debt securities and units of the Registrant as shall have an aggregate initial offering price not to exceed US$2,000,000,000 (or its equivalent in any other currency used to denominate the securities), which includes an aggregate of US$2,000,000,000 of unsold securities previously registered under the Prior Registration Statement. No separate registration fee is payable with respect to the US$2,000,000,000 of unsold securities which were previously registered under the Prior Registration Statement.